Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment
Balance beginning of period	$ 947,377
Other additions to vessels' cost		$ 409
Depreciation	(30,680)	(30,330)	$ (30,319)
Balance end of period	916,697	947,377
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,909	1,167,500
Other additions to vessels' cost		409
Balance end of period	1,167,909	1,167,909	1,167,500
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(220,532)	(190,202)
Depreciation	(30,680)	(30,330)
Balance end of period	(251,212)	(220,532)	(190,202)
Net Book Value
Property Plant And Equipment
Balance beginning of period	947,377	977,298
Other additions to vessels' cost		409
Depreciation	(30,680)	(30,330)
Balance end of period	$ 916,697	$ 947,377	$ 977,298